SUPPLEMENT DATED MARCH 11, 2015
to

PROSPECTUS DATED APRIL 30, 2010
FOR KEYPORT ADVISOR

PROSPECTUSES DATED APRIL 30, 2004
FOR KEYPORT ADVISOR VISTA

PROSPECTUSES DATED DECEMBER 31, 2003
FOR KEYPORT ADVISOR CHARTER AND KEYPORT ADVISOR OPTIMA

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KEYPORT VARIABLE ACCOUNT A

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2015, the Columbia Variable Portfolio –International Opportunities Fund will change its name to Columbia Variable Portfolio – Select International Equity Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Keyport (US) 3/2015